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                                                                                                OMB APPROVAL
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                                               UNITED STATES                             ------------------------------
                                     SECURITIES AND EXCHANGE COMMISSION                  OMB Number:         3235-0456
                                           Washington, D.C. 20549                        Expires:      August 31, 2000
                                                                                         Estimated average burden
                                                                                         hours per response..........1
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                                                 FORM 24F-2
                                      ANNUAL NOTICE OF SECURITIES SOLD
                                           PURSUANT TO RULE 24F-2

                           Read instructions at end of Form before preparing Form.
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      1.     Name and address of issuer:

             Morgan Keegan Select Fund, Inc.
             Morgan Keegan Tower
             Fifty Front Street
             Memphis, Tennessee  38103


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      2.     The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
             classes):                                                      / /

             Morgan Keegan High Income Fund, Classes A, C and I
             Morgan Keegan Intermediate Bond Fund, Classes A, C and I
             Morgan Keegan Select Financial Fund, Classes A, C and I
             Morgan Keegan Select Capital Growth Fund, Classes A, C and I


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      3.     Investment Company Act File Number:

             811-09079

             Securities Act File Number:

             333-66181

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      4(a).  Last day of fiscal year for which this Form is filed:

             June 30, 2001

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      4(b).  / /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

      NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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      4(c)   / /  Check box if this is the last time the issuer will be filing this Form.


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         5.     Calculation of registration fee:

              (i)    Aggregate sale price of securities sold
                     during the fiscal year pursuant to
                     section 24(f):                                                                  $  101,481,858.00
                                                                                                      ----------------

              (ii)   Aggregate price of securities redeemed
                     or repurchased during the fiscal year:              $  25,280,214.00
                                                                          ---------------

              (iii)  Aggregate price of securities redeemed
                     or repurchased during any PRIOR fiscal
                     year ending no earlier than October 1,
                     1995 that were not previously used to
                     reduce registration fees payable to the
                     Commission:                                         $  25,611,783.00 **
                                                                          ---------------

              (iv)   Total available redemption credits [add
                     Items 5(ii) and 5(iii)]:                                                        - $  50,891,997.00
                                                                                                       ---------------


              (v)    Net sales - if item 5(i) is greater
                     than Item 5(iv) [subtract item 5(iv)
                     from Item 5(i)]:                                                                $   50,589,861.00
                                                                                                      ----------------

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              (vi)   Redemption credits available for use in
                     future years -- if Item 5(i) is less
                     than Item 5(iv) [subtract Item 5(iv)
                     from Item 5(i)]:                                    $(             0   )
                                                                           -----------------

        ---------------------------------------------------------------- -------------------------

              (vii)  Multiplier for determining registration
                     fee (See Instruction C.9):                                                       x     .00025
                                                                                                        --------------
              (viii) Registration fee due [multiply Item
                     5(v) by Item 5(vii)] (enter "0" if no
                     fee is due):                                                                   = $   12,647.47
                                                                                                       ===============

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         6.     Prepaid Shares

                If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
                Act of 1933 pursuant to rule 24e-2 as in effect before October
                11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule
                24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

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        7.      Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                                                    + $        0
                                                                                                       ---------------

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         8.     Total of the amount of the registration fee due plus any interest
                due [line 5(viii) plus line 7]:                                                     = $   12,647.47
                                                                                                       =============
   ------- ---------------------------------------------------------------------------------------------------------------------

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         9.     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                          Method of Delivery:

                          /X/     Wire Transfer
                          / /     Mail or other means

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** REDEMPTION  CREDITS  CARRIED  FORWARD FROM MORGAN KEEGAN  SOUTHERN  CAPITAL FUND, INC. FORM 24F-2 FILED WITH THE
SECURITIES  AND EXCHANGE  COMMISSION  ON SEPTEMBER 25, 2000.  ON OCTOBER 31, 2000 MORGAN  KEEGAN  SOUTHERN  CAPITAL
FUND,  INC.  BECAME A NEW SERIES OF MORGAN  KEEGAN  SELECT  FUND,  INC.  AND IS NOW KNOWN AS MORGAN  KEEGAN  SELECT
CAPITAL GROWTH FUND.

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/  Charles D. Maxwell
                                    -------------------------------------------
                                    Charles D. Maxwell, Secretary and Assistant
                                      Treasurer

Date: September  19, 2001

  *Please print the name and title of the signing officer below the signature.